Factor Agreements (Details Textual)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Abn [Member] USD ($)	Jun. 30, 2013 Abn [Member] EUR (€)	Jun. 30, 2013 Credit Cooperatif [Member] USD ($)	Jun. 30, 2013 Credit Cooperatif [Member] EUR (€)
Factor Arrangements Maximum Limit			$ 1,300,000	€ 1,000,000	$ 325,000	€ 250,000
Factor Arrangements Percentage Of Accounts Receivable			40.00%	40.00%
Factor Fee Percentage			0.26%	0.26%
Factor Interest Rate Spread			1.20%	1.20%
Factor Interest Rate Percentage Year End			1.74%	1.74%	5.00%	5.00%
Due From Factor Current	165,971	197,039
Due To Factor Current	$ 246,221	$ 256,636